Investments - Summary of Movement on Loan Allowance Account (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Changes In Allowance For Loan Losses [abstract]
Beginning balance	€ (118)	€ (188)
Addition charged to income statement	(16)	(40)
Reversal to income statement	15	55
Amounts written off	40	55
Transfers to disposal groups	76
Ending balance	€ (4)	€ (118)